Financial Instruments - Schedule of aging of trade receivables (Details) - CAD ($) $ in Thousands	Jul. 31, 2021	Jul. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Aging of trade receivables	$ 37,421	$ 19,426
Credit Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Aging of trade receivables	37,421	19,426
Credit Risk | 0-30 days
Disclosure of risk management strategy related to hedge accounting [line items]
Aging of trade receivables	22,971	15,253
Credit Risk | 31-60 days
Disclosure of risk management strategy related to hedge accounting [line items]
Aging of trade receivables	12,390	2,972
Credit Risk | 61-90 days
Disclosure of risk management strategy related to hedge accounting [line items]
Aging of trade receivables	1,435	412
Credit Risk | Over 90 days
Disclosure of risk management strategy related to hedge accounting [line items]
Aging of trade receivables	$ 625	$ 789